Acquisitions - Pro Forma Financial Information (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Net sales	$ 1,077,814		$ 986,323							$ 3,259,096	$ 2,899,691	$ 3,946,244	$ 4,212,617
Gross profit	302,012		262,362							938,796	825,685	1,095,101	1,275,835
Net income attributable to Wabtec shareholders	$ 87,739		$ 70,530							$ 261,025	$ 223,383	$ 271,783	$ 349,852
Diluted earnings per share
As Reported (in dollars per share)	$ 0.91	$ 0.51	$ 0.70	$ 0.75	$ 0.77	$ 0.42	$ 0.91	$ 1.00	$ 1.02	$ 2.70	$ 2.22	$ 2.72	$ 3.34	$ 4.10
Pro forma (in dollars per share)	$ 0.91		$ 0.73							$ 2.70	$ 2.32	$ 2.82	$ 3.83